Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 270,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	37,321.52
Total Offset Amount	16,974.00
Net Fee	$ 20,347.52
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A